OTHER ASSETS (Details) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Deposits for other loans (Note 9)	$ 590,616	$ 0
Prepaid insurance	166,250	175,000
Advanced payment to third party companies	52,517	78,523
Receivable for disposal of WHL (Note 1)	0	270,000
Other receivables	6,601	85,228
Other Assets	$ 815,984	$ 608,751